Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
Interest receivable	$ 111,694	$ 69,814
Value added taxes to be deducted	60,439	51,200
Receivables from payment platforms	30,263	22,401
Employee advances	208	1,500
Prepayments and deposits to vendors and content providers	13,453	8,323
Deposits	6,251	6,147
Amount due from a lessee of sale-and-leaseback arrangement - net	14,384	14,157
Net assets subject to disposal related to YY Live		38,194
Others	18,874	35,802
Total	$ 255,566	$ 247,538